BUSINESS TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 08, 2022	Jun. 16, 2014	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (5,387.9)
Impairment loss			$ (1,922.7)
Canadian Malartic
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%